Average Annual Total Returns - VictoryShares USAA Core Intermediate-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF 1 Year	VictoryShares USAA Core Intermediate-Term Bond ETF Life of Fund		VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions 1 Year	VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions Life of Fund		VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	11.15%	4.86%	[1]	9.77%	3.58%	[1]	6.57%	3.15%	[1]	8.72%	4.16%	[1]

[1]	Inception date is October 24, 2017.